Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and Cash Equivalent	$ 38,742	$ 607,869
Restricted cash	2,048
Accounts receivable, net	10,353,708	7,093,371
Other receivables	434,391	455,979
Prepaid expenses and other current assets	99,463	56,015
Total current assets	10,928,352	8,413,234
Non-current assets
Deposit for acquisition target	2,000,000	2,000,000
Fixed assets, net	20,321	33,662
Software development costs, net	4,151,981	3,703,981
Intangible asset, net	25,000	41,667
Security deposits	10,351	10,351
Goodwill	6,592,304	6,592,304
Investments held in Trust Account	1,834,540
Total non-current assets	14,634,497	12,381,965
Total Assets	25,562,849	20,795,199
Current liabilities
Bank loan-revolving credit line	3,249,067	2,996,753
Bank loan-current portion	774,095	742,141
Subordinated convertible promissory notes	3,333,335	3,333,335
Promissory notes	2,156,989	1,561,111
Accounts payable	3,552,674	2,066,760
Accrued liabilities	3,601,242	2,158,255
Income Tax Payable	12,500
Franchise tax payable	13,200
Excise tax payable	1,157,161
Deferred revenue		253,902
Total current liabilities	18,736,867	14,108,173
Long-term loan payable	146,798	146,798
Series A convertible preferred stock ($0.001 par value, 500,000 shares designated, 345,528 issued and outstanding)	1,294,117	1,294,117
Total non-current liabilities	1,440,915	1,440,915
Total Liabilities	20,177,782	15,549,088
Commitments and contingencies (Note 18)
Mezzanine Equity
Common stock subject to possible redemption, $0.0001 par value, 173,879 shares at redemption value of approximately $11.03 per share at December 31, 2024	1,917,309
Stockholders’ Equity
Preferred stock value
Common stock ($0.0001 par value, 70,000,000 shares authorized, 10,592,607 and 7,341,607 shares issued and outstanding)	1,059	1,028
Additional paid in capital	6,670,060	9,678,045
Accumulated deficit	(3,203,361)	(4,432,962)
Total Stockholders’ Equity	3,467,758	5,246,111
Total Liabilities and Stockholders’ Equity	25,562,849	20,795,199
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value
Sponsor [Member]
Current assets
Note receivable - WAVS		200,000
Current liabilities
Advance from Sponsor	330,000
Nonrelated Party [Member]
Current liabilities
Loans payable	408,516	408,516
Related Party [Member]
Current liabilities
Loans payable	$ 148,088	$ 587,400